Property and Equipment (Summary of Components of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Total property and equipment, at cost	$ 1,519,975	$ 1,603,653
Less: Accumulated depreciation and amortization	(786,075)	(723,404)
Total property and equipment, net	733,900	880,249
Land and Improvements [Member]
Property Plant And Equipment [Line Items]
Total property and equipment, at cost	84,474	100,053
Building and improvements [Member]
Property Plant And Equipment [Line Items]
Total property and equipment, at cost	782,892	853,853
Equipment and Fixtures [Member]
Property Plant And Equipment [Line Items]
Total property and equipment, at cost	592,463	616,667
Construction in progress [Member]
Property Plant And Equipment [Line Items]
Total property and equipment, at cost	$ 60,146	$ 33,080